EXCHANGE TRADED CONCEPTS TRUST

MUSQ Global Music Industry ETF (NYSE Arca Ticker: MUSQ)

Supplement dated June 12, 2024

to the currently effective Summary Prospectus, Prospectus (together, the “Prospectuses”), and

Statement of Additional Information (“SAI”)

This supplement provides new and additional information beyond that contained in the Prospectuses and SAI and should be read in conjunction with those documents.

Effective immediately, all references to the MUSQ Global Music Industry ETF’s phone number are updated to 1-855- MUSQ-ETF (687-7383).